OTHER LIABILITIES (Details) - Schedule of Other Liabilities - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
OTHER LIABILITIES (Details) - Schedule of Other Liabilities [Line Items]
Lease liabilities		£ 1,844	£ 46
Total other liabilities		20,333	19,633
Settlement balances [Member]
OTHER LIABILITIES (Details) - Schedule of Other Liabilities [Line Items]
Settlement balances		760	485
Unitholders interest in Open Ended Investment Companies [Member]
OTHER LIABILITIES (Details) - Schedule of Other Liabilities [Line Items]
Unitholders’ interest in Open Ended Investment Companies	[1]	11,928	12,933
Unallocated surplus within insurance businesses [Member]
OTHER LIABILITIES (Details) - Schedule of Other Liabilities [Line Items]
Unallocated surplus within insurance businesses		400	382
Other creditors and accruals [Member]
OTHER LIABILITIES (Details) - Schedule of Other Liabilities [Line Items]
Other creditors and accruals		£ 5,401	£ 5,787

[1]	Where a collective investment vehicle is consolidated the interests of parties other than the Group are reported at fair value in other liabilities.